Fair Value Measurements (Details) - Summary of Change in the Fair value of the Derivative Warrant Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at January 1, 2021	$ 0
Issuance of Public and Private Warrants	10,638,000
Change in fair value of derivative warrant liabilities
Derivative warrant liabilities at December 31, 2021
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of warrants between the levels	(10,350,000)
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at December 31, 2021
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of warrants between the levels	(288,000)
Derivative warrant liabilities at December 31, 2021	$ 5,333	$ 160,000